Investments in affiliates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of variable interest entities
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies ("Nuna")
Nuna Logistics Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
Mikisew North American Limited Partnership ("MNALP")	49%
Fargo joint ventures "Fargo"
ASN Constructors ("ASN")	30%
Red River Valley Alliance LLC ("RRVA")	15%
NAYL Realty Inc.	49%
BNA Remanufacturing Limited Partnership	50%
Dene North Site Services Partnership(i)	49%
(i)Subsequent to December 2022, the Dene North Site Services Partnership has been dissolved.

Schedule of investments in affiliates and joint ventures
The following is a summary of the Company's interests in its various affiliates and joint ventures, which it accounts for using the equity method:

Affiliate or joint venture name:	Interest
Nuna Group of Companies ("Nuna")
Nuna Logistics Ltd.	49%
North American Nuna Joint Venture	50%
Nuna East Ltd.	37%
Nuna Pang Contracting Ltd.	37%
Nuna West Mining Ltd.	49%
Mikisew North American Limited Partnership ("MNALP")	49%
Fargo joint ventures "Fargo"
ASN Constructors ("ASN")	30%
Red River Valley Alliance LLC ("RRVA")	15%
NAYL Realty Inc.	49%
BNA Remanufacturing Limited Partnership	50%
Dene North Site Services Partnership(i)	49%
(i)Subsequent to December 2022, the Dene North Site Services Partnership has been dissolved.
The following table summarizes the movement in the investments in affiliates and joint ventures balance during the year:

	December 31, 2022	December 31, 2021
Balance, beginning of the year	$55,974	$46,263
Investments in affiliates and joint ventures	—	2,321
Share of net income	37,053	21,860
Dividends from affiliates and joint ventures	(12,760)	(11,270)
Intercompany eliminations	(4,630)	(3,200)
Balance, end of the year	$75,637	$55,974
The financial information for the Company's share of the investments in affiliates and joint ventures accounted for using the equity method is summarized as follows:
Balance Sheets

December 31, 2022	Nuna	MNALP	Fargo	Other entities	Total
Assets
Cash	$6,559	$1,467	$81,326	$800	$90,152
Other current assets	82,147	41,820	1,776	3,495	129,238
Non-current assets	18,422	27,428	93,007	12,510	151,367
Total assets	$107,128	$70,715	$176,109	$16,805	$370,757
Liabilities
Current liabilities	$40,382	$43,381	$78,457	$1,529	$163,749
Non-current liabilities	12,942	22,195	89,907	6,327	131,371
Total liabilities	$53,324	$65,576	$168,364	$7,856	$295,120
Net investments in affiliates and joint ventures	$53,804	$5,139	$7,745	$8,949	$75,637

December 31, 2021	Nuna	MNALP	Fargo	Other entities	Total
Assets
Cash	$13,992	$2,758	$38,688	$734	$56,172
Other current assets	32,363	20,032	—	3,758	56,153
Non-current assets	24,092	10,966	285	7,618	42,961
Total assets	$70,447	$33,756	$38,973	$12,110	$155,286
Liabilities
Current liabilities	$15,819	$22,059	$38,573	$986	$77,437
Non-current liabilities	9,586	7,356	—	4,933	21,875
Total liabilities	$25,405	$29,415	$38,573	$5,919	$99,312
Net investments in affiliates and joint ventures	$45,042	$4,341	$400	$6,191	$55,974
Statements of Operations

Year ended December 31, 2022	Nuna	MNALP	Fargo	Other entities	Total
Revenue	$213,745	$330,259	$40,598	$11,431	$596,033
Gross profit	30,667	10,216	6,575	2,123	49,581
Income before taxes	21,741	8,825	7,049	1,881	39,496
Net income	$19,298	$8,825	$7,049	$1,881	$37,053

Year ended December 31, 2021	Nuna	MNALP	Fargo	Other entities	Total
Revenue	$147,187	$171,425	$6,296	$7,532	$332,440
Gross profit	28,357	2,762	1,079	1,443	33,641
Income before taxes	20,600	2,750	397	1,317	25,064
Net income	$17,396	$2,750	$397	$1,317	$21,860
The following table provides the material aggregate outstanding balances with affiliates and joint ventures. Accounts payable and accrued liabilities due to joint ventures and affiliates do not bear interest, are unsecured and without fixed terms of repayment. Accounts receivable from certain joint ventures and affiliates bear interest at various rates, and all other accounts receivable amounts are non-interest bearing.

	December 31, 2022	December 31, 2021
Accounts receivable	$65,294	$31,050
Other assets	2,444	2,162
Accounts payable and accrued liabilities	13,773	286